FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of carrying amounts of each of the categories of financial instruments of the Group

	December 31, 2016
	Financial
	assets
	at fair value		Available‑
	through		for‑sale
	profit or	Loans and	financial
Financial assets	loss	receivables	investments	Total
Current

Trade and notes receivables	—	7,349,563	—	7,349,563
Financial assets at fair value through profit or loss	54,756	—	—	54,756
Restricted cash and time deposits	—	2,087,447	—	2,087,447
Cash and cash equivalents	—	23,813,736	—	23,813,736
Financial assets included in other current assets	—	10,663,486	—	10,663,486

Subtotal	54,756	43,914,232	—	43,968,988

Non-current

Available-for-sale financial investments	—	—	164,393	164,393
Financial assets included in other non-current assets	—	1,366,359	—	1,366,359

Subtotal	—	1,366,359	164,393	1,530,752

Total	54,756	45,280,591	164,393	45,499,740

	December 31, 2016
	Financial	Financial
	liabilities at fair	liabilities at
	value through	amortized
Financial liabilities	profit or loss	cost	Total
Current

Financial liabilities at fair value through profit or loss	3,575	—	3,575
Interest-bearing loans and borrowings	—	58,459,394	58,459,394
Financial liabilities included in other payables and accrued liabilities	—	9,572,489	9,572,489
Trade and notes payables	—	11,342,870	11,342,870

Subtotal	3,575	79,374,753	79,378,328

Non-current

Financial liabilities included in other non-current liabilities	—	789,720	789,720
Interest-bearing loans and borrowings	—	47,322,748	47,322,748

Subtotal	—	48,112,468	48,112,468

Total	3,575	127,487,221	127,490,796

	December 31, 2017
	Financial
	assets
	at fair
	value		Available‑
	through		for‑sale
	profit or	Loans and	financial
Financial assets	loss	receivables	investments	Total
Current

Trade and notes receivables	—	8,026,209	—	8,026,209
Financial assets at fair value through profit or loss	9,534	—	—	9,534
Restricted cash and time deposits	—	2,152,492	—	2,152,492
Cash and cash equivalents	—	27,750,686	—	27,750,686
Financial assets included in other current assets	—	6,487,089	—	6,487,089

Subtotal	9,534	44,416,476	—	44,426,010

Non-current

Available-for-sale financial investments	—	—	1,928,201	1,928,201
Financial assets included in other non-current assets	—	261,156	—	261,156

Subtotal	—	261,156	1,928,201	2,189,357

Total	9,534	44,677,632	1,928,201	46,615,367

	December 31, 2017
	Financial
	liabilities at fair	Financial
	value through	liabilities at
Financial liabilities	profit or loss	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	89,426	—	89,426
Interest-bearing loans and borrowings	—	62,752,570	62,752,570
Financial liabilities included in other payables and accrued liabilities (note 22)	—	11,284,456	11,284,456
Trade and notes payables	—	12,321,970	12,321,970

Subtotal	89,426	86,358,996	86,448,422

Non-current

Financial liabilities included in other non-current liabilities (note 21)	—	769,061	769,061
Interest-bearing loans and borrowings	—	40,289,703	40,289,703

Subtotal	—	41,058,764	41,058,764

Total	89,426	127,417,760	127,507,186

Schedule of carrying amounts and fair values of the Group's financial instruments

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2016	2017	2016	2017
Financial assets
Available-for-sale financial instruments	—	1,848,000	—	1,848,000
Financial assets included in other non-current assets (note 12)	1,366,359	261,156	1,375,140	242,567

	1,366,359	2,109,156	1,375,140	2,090,567

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2016	2017	2016	2017
Financial liabilities
Financial liabilities included in other non-current liabilities (note 21)	789,720	769,061	789,720	660,688
Long-term interest-bearing loans and borrowings (note 19)	47,322,748	40,289,703	46,766,169	39,475,392

	48,112,468	41,058,764	47,555,889	40,136,080

Schedule of fair value measurement hierarchy

Assets measured at fair value

	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	54,756	—	—	54,756
Available for sale financial investments	93,893	—	—	93,893

	148,649	—	—	148,649

	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	9,534	—	—	9,534
Available-for-sale financial investments
Listed equity investments	9,701	—	—	9,701
Other unlisted investment	—	1,848,000	—	1,848,000

	19,235	1,848,000	—	1,867,235

Liabilities measured at fair value

	Fair value measurement using

	Quoted
	prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	3,468	—	—	3,468
European option contracts	—	107	—	107

	3,468	107	—	3,575

	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	89,426	—	—	89,426
	89,426	—	—	89,426

Assets for which fair values are disclosed

Fair value measurement using
Quoted
	prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	1,375,140	—	1,375,140

Fair value measurement using
Quoted
	prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	242,567	—	242,567

Liabilities for which fair values are disclosed

	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	789,720	—	789,720
Long-term interest-bearing loans and borrowings	—	46,766,169	—	46,766,169

	—	47,555,889	—	47,555,889

	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	660,688	—	660,688
Long-term interest-bearing loans and borrowings	—	39,475,392	—	39,475,392

	—	40,136,080	—	40,136,080

Schedule of the gearing ratio

	December 31,	December 31,
	2016	2017
Total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants)	131,916,992	132,022,668
Less: restricted cash, time deposits and cash and cash equivalents	(25,901,183)	(29,903,178)

Net debt	106,015,809	102,119,490

Total equity	55,786,808	65,513,879
Add: net debt	106,015,809	102,119,490
Less: non-controlling interests	(17,618,510)	(26,035,429)

Total capital attributable to owners of the parent	144,184,107	141,597,940

Gearing ratio	74%	72%

Commodity price risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of if the futures prices had increased/decreased
	2016	2017
Primary aluminum	Decrease/increase RMB7 million	Decrease/increase RMB46 million
Copper	Decrease/increase RMB4 million	Increase/decrease RMB0.3 million
Zinc	Decrease/increase RMB1 million	Decrease/increase RMB7 million
Lead	Increase/decrease RMB0.1 million	—
Coal	Decrease/increase RMB1 million	Decrease/increase RMB0.2 million

Liquidity risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of maturity profile of Group's financial liabilities

	Within 1			Over 5
	year	1 to 2 years	2 to 5 years	years	Total
As at December 31, 2016

Finance lease payables, including current portion	2,253,720	2,068,315	2,895,251	—	7,217,286
Long-term bank and other loans, including current portion	4,725,151	8,000,722	10,275,883	8,698,516	31,700,272
Long-term bonds	2,000,000	—	—	—	2,000,000
Medium-term notes and bonds, including current portion	6,400,000	12,500,000	3,215,000	—	22,115,000
Short-term bonds	7,900,000	—	—	—	7,900,000
Gold leasing arrangement	3,000,000	—	—	—	3,000,000
Short-term bank and other loans	32,321,825	—	—	—	32,321,825
Interest payables for borrowings	6,062,365	1,701,480	2,436,061	470,469	10,670,375
Financial liabilities at fair value through profit or loss	3,575	—	—	—	3,575
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	8,501,869	—	—	—	8,501,869
Financial liabilities included in other non-current liabilities (Note)	—	218,201	330,021	405,261	953,483
Trade and notes payables	11,342,870	—	—	—	11,342,870

	84,511,375	24,488,718	19,152,216	9,574,246	137,726,555

The table below analyzes the maturity profile of the Group's financial liabilities as at the end of the reporting period. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1			Over 5
	year	1 to 2 years	2 to 5 years	years	Total
As at December 31, 2017
Finance lease payables, including current portion	2,371,917	1,762,618	1,890,329	73,603	6,098,467
Long-term bank and other loans, including current portion	6,890,140	5,174,015	8,673,794	19,745,385	40,483,334
Medium-term notes and bonds, including current portion	12,500,000	3,215,000	—	—	15,715,000
Short-term bonds	3,500,000	—	—	—	3,500,000
Gold leasing arrangement	6,818,393	—	—	—	6,818,393
Short-term bank and other loans	30,834,442	—	—	—	30,834,442
Interest payables for borrowings	5,282,030	2,123,149	4,106,037	1,048,728	12,559,944
Financial liabilities at fair value through profit or loss	89,426	—	—	—	89,426
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	10,307,315	—	—	—	10,307,315
Financial liabilities included in other non-current liabilities (Note)	—	107,785	108,896	587,668	804,349
Trade and notes payables	12,321,970	—	—	—	12,321,970

	90,915,633	12,382,567	14,779,056	21,455,384	139,532,640

Note: As disclosed in note 21, as at December 31, 2017, the carrying value of financial liabilities included in other non-current liabilities was RMB769 million (December 31, 2016: RMB790 million).